Lease Obligation - Disclosure of lease obligations (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance (Total)	$ 275,621
Beginning balance (Current Portion)	69,150	$ 32,288
Beginning balance (Non-current portion)	206,471	275,621
Additions	0
Payment for lease liability current	0
Payment for lease liability non current	0	0
Interest expense on lease liabilities current	0	0
Interest expense on lease liabilities non current	0
Ending balance (Total)	429,523	275,621
Ending balance (Current Portion)	127,116	69,150
Ending balance (Non-current portion)	302,407	206,471
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance (Total)	275,621	307,909
Additions	228,020
Lease payments (including interest)	(111,903)	(62,400)
Interest expense	37,785	30,112
Ending balance (Total)	$ 429,523	$ 275,621